Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax (benefit) expense	$ (270,427)	$ 96,236
Deferred Income Tax Charges [Member]
Depreciation	10,368	126,734
Mortgage servicing rights	(3,661)	(13,728)
Deferred compensation	3,722	3,701
Bad debts	(269,219)	(68,029)
Limited partnership amortization	(39,430)	60,588
Investment in CFS Partners	13,408	(3,323)
Loan fair value	0	(6,171)
Prepaid expenses	11,072	(10,741)
Other	3,313	7,205
Deferred tax (benefit) expense	$ (270,427)	$ 96,236